Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012
Organization and Description of Business [Abstract]
Organization and Description of Business
Organization and Description of Business
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared based upon Securities and Exchange Commission (“SEC”) rules that permit reduced disclosure for interim periods. These financial statements reflect all adjustments necessary for a fair presentation of the results of operations and financial condition for the interim periods shown, including normal recurring accruals and other items. The results for interim periods are not necessarily indicative of results for the full year. For a more complete discussion of significant accounting policies and certain other information, the Company’s interim unaudited financial statements should be read in conjunction with its audited financial statements as of and for the year ended December 31, 2012 contained in the Company’s Registration Statement on Form S-1 (File No. 333-187629) filed with the SEC on March 29, 2013, as amended on April 30, 2013 (the “Registration Statement”). The condensed consolidated interim financial statements include both the Company’s accounts and the accounts of its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. The Company has evaluated the impact of subsequent events through the date the condensed consolidated financial statements were filed with the SEC.
The preparation of the condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amount of revenues and expenses during the reporting period. Management periodically reviews such estimates and assumptions as circumstances dictate. Actual results could differ from those estimates.
The Company is an integrated communications company founded in 1996 to take advantage of the deregulation of the U.S. telecommunications market following the Telecommunications Act of 1996. The Company has one reportable segment providing domestic wireline telecommunications services consisting of local and long distance voice services, Internet, and data services to commercial and residential customers in the northeast United States. In addition, the Company offers certain services on a nationwide basis.
The financial information for the three months ended March 31, 2012 included in the accompanying financial statements and notes thereto were revised from the amounts previously reported for such period. Specifically, revenue decreased by $19, cost of revenues decreased by $288, selling, general and administrative expenses decreased by $88 and depreciation and amortization expense decreased by $16. For more information about these revisions, see the Notes to Consolidated Financial Statements in the Registration Statement.

Organization and Description of Business
Broadview Networks Holdings, Inc. (the “Company”) is an integrated communications company founded in 1996 to take advantage of the deregulation of the U.S. telecommunications market following the Telecommunications Act of 1996. The Company has one reportable segment providing domestic wireline telecommunications services consisting of local and long distance voice services, Internet, and data services to commercial and residential customers in the northeast United States. In addition, the Company offers certain services on a nationwide basis.
On August 22, 2012 (the “Petition Date”), the Company, and each of its direct and indirect subsidiaries, filed voluntary petitions for reorganization under Chapter 11 of title 11 (“Chapter 11”) of the U.S. Bankruptcy Code (the “Code”) in the U.S. Bankruptcy Court for the Southern District of New York (the “Court”) with respect to a “pre-packaged” plan (the “Plan”) to effectuate a financial restructuring of the Company and each of its direct and indirect subsidiaries (the “Restructuring”). The Plan was confirmed by the Court on October 3, 2012, contingent upon the fulfillment or waiver of certain conditions contained therein. Final regulatory approvals for the Plan were received on October 25, 2012 (see Note 2 for additional information on the Plan).